Loans receivable, net of allowances - Schedule of Loan Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Allowance for credit expected losses	$ (14,934)	$ (13,111)
Total current loans receivable, net	16,567	21,385
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for credit expected losses	(418)	(472)
Total non-current loans receivable, net	374	1,741
Consumer Loan
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	21,316	23,794
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Loans receivable	792	2,213
Securitized loans receivable
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	$ 10,185	$ 10,702